Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - Brilliant Acquisition Corp [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	$ 41,549,673	$ 47,387,687	$ 46,003,053
Level 3 [Member]
Liabilities:
Derivative Warrant Liability – Private Warrant	$ 119,096	$ 180,479	$ 247,634